Commitments and contingencies (Details) - Other Commercial Commitments - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Commitments [Line Items]
Total	$ 9.7	$ 20.8
Restricted cash	10.5	11.1
Surety bonds, bank guarantees and performance bonds
Other Commitments [Line Items]
Total	9.7	20.8
Bank guarantees
Other Commitments [Line Items]
Restricted cash	$ 10.1	$ 10.0